Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

October 23, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Fund Trust II (the “Trust”)
1933 Act Registration No. 333-138490
1940 Act Registration No. 811-21977

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectuses dated:

(i)

December 20, 2019, as supplemented on October 9, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco PureBetaSM MSCI USA ETF and Invesco PureBetaSM MSCI USA Small Cap ETF; and

(ii)

February 28, 2020, as supplemented on October 9, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco PureBetaSM FTSE Developed ex-North America ETF and Invesco PureBetaSM FTSE Emerging Markets ETF.

Very truly yours,

Invesco Exchange-Traded Fund Trust II

/s/ William McAllister

William McAllister

Counsel

Invesco Capital Management LLC

800 983 0903     invesco.com/ETFs     @InvescoETFs